Related Party and Party in Interest Transactions - Aggregate Investment in Common Stock (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	$ 952,367,668	$ 812,092,994
Total Company common stock held
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	$ 64,947,471	$ 55,679,017
Number of Shares (in shares)	563,047	634,808
Granite Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	$ 18,693,229	$ 15,991,177
Number of Shares (in shares)	162,057	182,319
Granite ESOP Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	$ 46,254,242	$ 39,687,840
Number of Shares (in shares)	400,990	452,489